Deposits (Tables)	12 Months Ended
Mar. 31, 2021
Balances of Time Deposits and Certificates of Deposit Issued by Domestic Offices in Amounts of JPY10 Million or More and by Foreign Offices in Amounts of USD100,000 or More
The balances of time deposits and certificates of deposit issued by domestic offices in amounts of ¥
10
million (approximately US$
90
thousand at the Federal Reserve Bank of New York’s noon buying rate on March 31, 2021) or more and the balances of these deposits issued by foreign offices in amounts of US$
100,000
or more at March 31, 2020 and 2021 are as follows:

	2020	2021
	(in millions of yen)
Domestic offices:
Time deposits	14,684,619	11,858,071
Certificates of deposit	7,558,770	10,599,046

Total	22,243,389	22,457,117

Foreign offices:
Time deposits	18,008,751	14,979,260
Certificates of deposit	5,723,792	6,593,526

Total	23,732,543	21,572,786

Balance and Remaining Maturities of Time Deposits and Certificates of Deposit Issued by Domestic and Foreign Offices
The balance and remaining maturities of time deposits and certificates of deposit issued by domestic and foreign offices at March 31, 2021 are shown in the following table:

	Time deposits	Certificates of deposit	Total
	(in millions of yen)
Domestic offices:
Due in one year or less	16,782,005	10,445,126	27,227,131
Due after one year through two years	1,501,777	152,660	1,654,437
Due after two years through three years	1,130,362	760	1,131,122
Due after three years through four years	352,954	—	352,954
Due after four years through five years	353,188	500	353,688
Due after five years	199,933	—	199,933

Total	20,320,219	10,599,046	30,919,265

Foreign offices:
Due in one year or less	14,929,051	6,425,624	21,354,675
Due after one year through two years	32,554	11,392	43,946
Due after two years through three years	23,319	72,110	95,429
Due after three years through four years	2,490	84,400	86,890
Due after four years through five years	47	—	47
Due after five years	—	—	—

Total	14,987,461	6,593,526	21,580,987

Total	35,307,680	17,192,572	52,500,252